Schedule of Investments (unaudited)	iShares® Interest Rate Hedged High Yield Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 96.3%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	1,485,358	$116,140,142

Short-Term Securities
Money Market Funds — 41.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(a)(c)(d)	48,794,565	48,789,686
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(a)(c)	1,510,000	1,510,000

Total Short-Term Securities — 41.7%
(Cost: $50,295,506)		50,299,686

Total Investments in Securities — 138.0%
(Cost: $179,740,095)		166,439,828

Liabilities in Excess of Other Assets — (38.0)%		(45,788,042)

Net Assets — 100.0%		$120,651,786

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$56,318,647	$—	$(7,488,917	)(a)	$(44,224)	$4,180	$48,789,686	48,794,565	$924,439	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,310,000	—	(800,000	)(a)	—	—	1,510,000	1,510,000	8,026		—
iShares iBoxx $ High Yield Corporate Bond ETF	131,164,765	108,293,368	(105,117,354)		(6,054,542)	(12,146,095)	116,140,142	1,485,358	4,807,603		—
					$(6,098,766)	$(12,141,915)	$166,439,828		$5,740,068		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
1.91%	Annual	1-Day SOFR, 2.32%	Annual	N/A	09/17/22	$(20,000)	$12,106	$15	$12,091
0.22%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	09/18/22	(11,150)	30,186	76	30,110
0.33%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	06/30/23	(1,070)	28,788	3	28,785
0.53%	Annual	1-Day SOFR, 2.32%	Annual	N/A	11/30/23	(6,700)	218,261	21	218,240
0.77%	Annual	1-Day SOFR, 2.32%	Annual	N/A	01/05/24	(7,520)	234,739	25	234,714
1.44%	Annual	1-Day SOFR, 2.32%	Annual	N/A	02/22/24	(4,600)	107,601	17	107,584
1.64%	Annual	1-Day SOFR, 2.32%	Annual	N/A	03/14/24	(1,500)	31,352	6	31,346
0.44%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	06/17/24	(6,120)	305,105	4,899	300,206
2.60%	Annual	1-Day SOFR, 2.32%	Annual	N/A	08/01/25	(1,200)	1,543	9	1,534

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
July 31, 2022

Centrally Cleared Interest Rate Swaps (continued)

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)
0.33%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	09/15/25	$(19,400)	$1,473,163	$5,557	$1,467,606
0.87%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	06/17/26	(1,250)	87,776	(5,741)	93,517
0.87%	Annual	1-Day SOFR, 2.32%	Annual	N/A	09/29/26	(2,900)	186,627	22	186,605
1.13%	Annual	1-Day SOFR, 2.32%	Annual	N/A	11/18/26	(7,600)	422,101	61	422,040
1.32%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	11/23/26	(500)	29,146	5	29,141
1.32%	Annual	1-Day SOFR, 2.32%	Annual	N/A	01/10/27	(3,776)	185,105	33	185,072
1.60%	Annual	1-Day SOFR, 2.32%	Annual	N/A	02/09/27	(1,916)	72,096	17	72,079
1.70%	Annual	1-Day SOFR, 2.32%	Annual	N/A	02/28/27	(1,172)	39,591	11	39,580
2.73%	Annual	1-Day SOFR, 2.32%	Annual	N/A	07/15/27	(1,000)	(13,021)	10	(13,031)
2.42%	Annual	1-Day SOFR, 2.32%	Annual	N/A	08/01/27	(500)	632	5	627
1.42%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	04/07/28	(9,450)	640,734	(50,197)	690,931
1.23%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	06/08/28	(5,780)	457,095	(23,548)	480,643
1.12%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	09/03/28	(1,960)	173,630	22	173,608
1.14%	Annual	1-Day SOFR, 2.32%	Annual	N/A	10/12/28	(2,500)	183,580	29	183,551
1.21%	Annual	1-Day SOFR, 2.32%	Annual	N/A	10/22/28	(2,100)	146,310	24	146,286
1.32%	Annual	1-Day SOFR, 2.32%	Annual	N/A	01/05/29	(4,300)	280,729	54	280,675
1.45%	Annual	1-Day SOFR, 2.32%	Annual	N/A	01/27/29	(4,450)	259,849	56	259,793
1.73%	Annual	1-Day SOFR, 2.32%	Annual	N/A	02/28/29	(355)	14,746	5	14,741
1.70%	Annual	1-Day SOFR, 2.32%	Annual	N/A	03/11/29	(842)	36,973	11	36,962
2.40%	Annual	1-Day SOFR, 2.32%	Annual	N/A	08/01/29	(800)	847	11	836
0.77%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	04/01/30	(10,500)	1,398,534	361,755	1,036,779
1.59%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	06/04/31	(2,814)	247,577	(58,921)	306,498
1.36%	Annual	1-Day SOFR, 2.32%	Annual	N/A	10/20/31	(830)	73,551	12	73,539
1.28%	Annual	1-Day SOFR, 2.32%	Annual	N/A	11/30/31	(1,100)	105,719	18	105,701
1.52%	Annual	1-Day SOFR, 2.32%	Annual	N/A	01/10/32	(328)	25,251	5	25,246
1.61%	Annual	1-Day SOFR, 2.32%	Annual	N/A	01/12/32	(2,033)	141,253	33	141,220
1.78%	Annual	1-Day SOFR, 2.32%	Annual	N/A	02/28/32	(100)	5,620	2	5,618
1.54%	Annual	1-Day SOFR, 2.32%	Annual	N/A	01/05/37	(101)	12,420	2	12,418
0.86%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	03/30/45	(80)	27,153	2,314	24,839
0.87%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	03/30/50	(10)	3,781	1	3,780
1.06%	Semi-annual	3-Month LIBOR, 2.79%	Quarterly	N/A	09/18/50	(15)	5,165	37	5,128
							$7,693,414	$236,776	$7,456,638

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$116,140,142	$—	$—	$116,140,142
Money Market Funds	50,299,686	—	—	50,299,686
	$166,439,828	$—	$—	$166,439,828
Derivative financial instruments(a)
Assets
Swaps	$—	$7,469,669	$—	$7,469,669
Liabilities
Swaps	—	(13,031)	—	(13,031)
	$—	$7,456,638	$—	$7,456,638

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Fixed Income

SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate

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